Cover	Oct. 06, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2020
Entity File Number	001-38387
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Central Index Key	0001718405
Entity Tax Identification Number	82-2657796
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8181 E. Tufts Avenue
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	524-1947
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYMC
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCW
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCZ
Security Exchange Name	NASDAQ